Convertible Notes - Schedule of Fair Value Determined the Binomial Option Pricing Model (Details)	Oct. 21, 2024	Oct. 10, 2024	Sep. 23, 2024	Sep. 16, 2024	Sep. 09, 2024	Feb. 06, 2024	Jan. 10, 2024	Nov. 24, 2023
Risk-free interest rate [Member]
Schedule of Fair Value Determined the Binomial Option Pricing Model [Line Items]
Fair value	3.89	4.02	3.76	3.66	4.21	5.05	4.49	5.22
Expected life [Member]
Schedule of Fair Value Determined the Binomial Option Pricing Model [Line Items]
Fair value	0.98	1	0.99	1	0.83	0.55	1.5	0.75
Expected volatility [Member]
Schedule of Fair Value Determined the Binomial Option Pricing Model [Line Items]
Fair value	132	123	121	117	88.59	76.21	87.79	83.14
Fair value [Member]
Schedule of Fair Value Determined the Binomial Option Pricing Model [Line Items]
Fair value	16,512,550	1,314,000	10,719,806	2,661,000	1,232,921	54,754	1,275,000	57,000